Shareholders' equity, net - Partners' equity (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 02, 2018	Dec. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 19, 2019	Jun. 14, 2018	Feb. 19, 2018
Disclosure Of Partners Equity Net LineItems [Line Items]
Applicable Dividend Distribution Tax Rate			5.00%
Dividends recognised as distributions to owners			$ 28,598	$ 28,420	$ 28,135
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid			656,484,745	656,484,745
Applicable Dividend Distribution Tax Rate	5.00%					6.80%
Subsidiary Sale Of Stock Shares Approved For Reduction							63,922,565
Subsidiary Sale Of Stock Shares Approved For Sale								63,922,565
Minera Yanacocha SRL and subsidiary [Member] | Treasury shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares purchased		63,922,565
Percentage of stock purchased		5.00%
Payments to acquire or redeem entity's shares		$ 47,911
Minera Yanacocha SRL and subsidiary [Member] | Ordinary shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid			1,214,528,739	1,214,528,739
Value of shares issued and fully paid			$ 398,216
Subsidiary sale of stock value approved for reduction									$ 19,711